Stock-Based Compensation (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended			6 Months Ended	12 Months Ended	1 Months Ended			1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended			6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended					3 Months Ended		6 Months Ended		12 Months Ended					6 Months Ended	12 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended			3 Months Ended		6 Months Ended		12 Months Ended			3 Months Ended		6 Months Ended		12 Months Ended			6 Months Ended	12 Months Ended				6 Months Ended	12 Months Ended	1 Months Ended	6 Months Ended												1 Months Ended		6 Months Ended	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jun. 30, 2012 Dish awards	Dec. 31, 2011 Dish awards	Dec. 31, 2011 Dish awards Class A common stock	Dec. 31, 2009 Dish awards Class A common stock	Jun. 30, 2012 Dish awards Class A common stock	Dec. 31, 2011 Dish awards Class B common stock	Dec. 31, 2009 Dish awards Class B common stock	Jun. 30, 2012 Long-Term Performance Based Plans	Jun. 30, 2011 Long-Term Performance Based Plans	Jun. 30, 2012 Long-Term Performance Based Plans	Jun. 30, 2011 Long-Term Performance Based Plans	Dec. 31, 2011 Long-Term Performance Based Plans	Dec. 31, 2010 Long-Term Performance Based Plans	Dec. 31, 2009 Long-Term Performance Based Plans	Jun. 30, 2012 2005 LTIP	Dec. 31, 2011 2005 LTIP	Dec. 31, 2005 2005 LTIP	Jun. 30, 2012 2005 LTIP Dish awards	Dec. 31, 2011 2005 LTIP Dish awards	Jun. 30, 2012 2005 LTIP Echostar awards	Dec. 31, 2011 2005 LTIP Echostar awards	Jun. 30, 2012 The 2008 LTIP	Jun. 30, 2011 The 2008 LTIP	Jun. 30, 2012 The 2008 LTIP	Jun. 30, 2011 The 2008 LTIP	Dec. 31, 2011 The 2008 LTIP	Dec. 31, 2010 The 2008 LTIP	Dec. 31, 2009 The 2008 LTIP	Jun. 30, 2012 The 2008 LTIP Dish awards	Dec. 31, 2011 The 2008 LTIP Dish awards	Jun. 30, 2012 Other Employee Performance Awards	Jun. 30, 2011 Other Employee Performance Awards	Jun. 30, 2012 Other Employee Performance Awards	Jun. 30, 2011 Other Employee Performance Awards	Dec. 31, 2011 Other Employee Performance Awards	Dec. 31, 2010 Other Employee Performance Awards	Dec. 31, 2009 Other Employee Performance Awards	Jun. 30, 2012 Other Employee Performance Awards Dish awards	Dec. 31, 2011 Other Employee Performance Awards Dish awards	Jun. 30, 2012 2012 Stock Option Adjustment	Dec. 31, 2010 2012 Stock Option Adjustment	Jun. 30, 2012 Stock Options Y	Jun. 30, 2011 Stock Options Y	Jun. 30, 2012 Stock Options Y	Jun. 30, 2011 Stock Options Y	Dec. 31, 2011 Stock Options Y	Dec. 31, 2010 Stock Options Y	Dec. 31, 2009 Stock Options Y	Jun. 30, 2012 Stock Options Maximum	Jun. 30, 2011 Stock Options Maximum	Jun. 30, 2012 Stock Options Maximum	Jun. 30, 2011 Stock Options Maximum	Dec. 31, 2011 Stock Options Maximum	Dec. 31, 2010 Stock Options Maximum	Dec. 31, 2009 Stock Options Maximum	Jun. 30, 2012 Stock Options Minimum	Jun. 30, 2011 Stock Options Minimum	Jun. 30, 2012 Stock Options Minimum	Jun. 30, 2011 Stock Options Minimum	Dec. 31, 2011 Stock Options Minimum	Dec. 31, 2010 Stock Options Minimum	Dec. 31, 2009 Stock Options Minimum	Jun. 30, 2012 Stock Options Dish awards	Dec. 31, 2011 Stock Options Dish awards	Dec. 31, 2010 Stock Options Dish awards	Dec. 31, 2009 Stock Options Dish awards	Jan. 02, 2008 Stock Options Dish awards item	Jun. 30, 2012 Stock Options Dish awards Maximum	Dec. 31, 2011 Stock Options Dish awards Maximum	Jan. 31, 2008 Stock Options Echostar awards	Jun. 30, 2012 Stock Options Echostar awards	Jan. 02, 2008 Stock Options Echostar awards item	Jun. 30, 2012 Stock Options Long-Term Performance Based Plans Dish awards	Dec. 31, 2011 Stock Options Long-Term Performance Based Plans Dish awards	Dec. 31, 2010 Stock Options Long-Term Performance Based Plans Dish awards	Dec. 31, 2009 Stock Options Long-Term Performance Based Plans Dish awards	Jun. 30, 2012 Stock Options 2005 LTIP Dish awards	Dec. 31, 2011 Stock Options 2005 LTIP Dish awards	Jun. 30, 2012 Stock Options The 2008 LTIP Dish awards	Dec. 31, 2011 Stock Options The 2008 LTIP Dish awards	Jun. 30, 2012 Stock Options Other Employee Performance Awards Dish awards	Dec. 31, 2011 Stock Options Other Employee Performance Awards Dish awards	Jan. 31, 2012 Stock Options 2012 Stock Option Adjustment Dish awards employee	Feb. 28, 2010 Stock Options 2012 Stock Option Adjustment Dish awards item	Jun. 30, 2012 Restricted Stock Units Dish awards	Dec. 31, 2011 Restricted Stock Units Dish awards	Dec. 31, 2010 Restricted Stock Units Dish awards	Dec. 31, 2009 Restricted Stock Units Dish awards	Jun. 30, 2012 Restricted Stock Units Echostar awards	Dec. 31, 2011 Restricted Stock Units Echostar awards	Jan. 02, 2008 Restricted Stock Units Echostar awards	Jun. 30, 2012 Restricted Stock Units Long-Term Performance Based Plans Dish awards	Dec. 31, 2011 Restricted Stock Units Long-Term Performance Based Plans Dish awards	Dec. 31, 2010 Restricted Stock Units Long-Term Performance Based Plans Dish awards	Dec. 31, 2009 Restricted Stock Units Long-Term Performance Based Plans Dish awards	Jun. 30, 2012 Restricted Stock Units 2005 LTIP Dish awards	Dec. 31, 2011 Restricted Stock Units 2005 LTIP Dish awards	Jun. 30, 2012 Restricted Stock Units The 2008 LTIP Dish awards	Dec. 31, 2011 Restricted Stock Units The 2008 LTIP Dish awards	Jun. 30, 2012 Restricted Stock Units Other Employee Performance Awards Dish awards	Dec. 31, 2011 Restricted Stock Units Other Employee Performance Awards Dish awards
Stock-Based Compensation
Expiration term (in years)																																																																											P10Y	P10Y
Percentage of stock awards vesting per year (as a percent)								20% per year	20% per year
Common stock available for future grant under stock incentive plans (in shares)										73,000,000		72,700,000
Cash dividend (in dollars per share)										$ 2.00	$ 2.00		$ 2.00	$ 2.00
Number of stock options subject to an exercise price change in connection with the Stock Option Adjustment (in shares)																																																																																										17,300,000	16,900,000
Number of employees affected by stock option adjustment																																																																																										400	400
Reduction in exercise price due to dividend declaration (in dollars per share)																																																																																										$ 2.00	$ 2.00
Stock option converted into new stock options (in shares)																																																																						2				2
Multiplication factor for conversion of original stock option to new stock option																																																																										0.831219					0.843907
Portion of the number of shares that were exercisable under the original option needed to receive a new stock option (as a percent)																																																																													one-fifth	one-fifth
One Echostar restricted stock unit converted into new Dish Network restricted stock units (in shares)																																																																																																		5
Stock option activity
Total options outstanding, beginning of period (in shares)																																																																						17,640,074	18,447,004	18,094,235	18,267,950					700,521		6,531,800	8,022,975	9,907,250	8,253,500	1,881,500	1,944,500	1,650,300	3,078,475	3,000,000	3,000,000
Granted (in shares)																																																																						499,500	3,198,500	2,450,500	3,077,000
Exercised (in shares)																																																																						(2,440,967)	(1,640,462)	(408,231)	(233,795)
Forfeited and cancelled (in shares)																																																																						(386,500)	(2,364,968)	(1,689,500)	(3,016,920)
Total options outstanding, end of period (in shares)																																																																						15,312,107	17,640,074	18,447,004	18,094,235					700,430		6,531,800	8,022,975	9,907,250	8,253,500	1,881,500	1,944,500	1,650,300	3,078,475	3,000,000	3,000,000
Exercisable at end of period (in shares)																																																																						5,926,911	6,387,798	5,325,753	5,722,735
Weighted-Average Exercise Price
Total options outstanding, beginning of period (in dollars per share)																																																																						$ 20.38	$ 17.76	$ 20.86	$ 21.86							$ 18.70	$ 18.89	$ 15.29	$ 16.27	$ 21.61	$ 23.30	$ 10.92	$ 11.95	$ 21.16	$ 23.16
Granted (in dollars per share)																																																																						$ 32.14	$ 28.52	$ 18.34	$ 15.69
Exercised (in dollars per share)																																																																						$ 18.44	$ 12.36	$ 9.99	$ 10.95
Forfeited and cancelled (in dollars per share)																																																																						$ 20.32	$ 12.11	$ 21.69	$ 22.44
Total options outstanding, end of period (in dollars per share)																																																																						$ 18.91	$ 20.38	$ 17.76	$ 20.86							$ 18.70	$ 18.89	$ 15.29	$ 16.27	$ 21.61	$ 23.30	$ 10.92	$ 11.95	$ 21.16	$ 23.16
Exercisable at end of period (in shares)																																																																						$ 17.97	$ 21.73	$ 22.70	$ 28.36
Aggregate intrinsic value
Options outstanding																																																																						$ 151,123	$ 150,165
Options exercisable																																																																						63,994	45,708
Restricted stock units
Total restricted stock units outstanding, beginning of period (in shares)																																																																																												1,179,709	1,271,984	857,719	987,625	44,020	52,286		1,092,581	1,179,709	1,271,984	857,719	216,831	258,164	10,750	21,545	865,000	900,000
Vested (in shares)																																																																																												(24,795)	(14,705)		(38,072)
Forfeited and cancelled (in shares)																																																																																												(62,333)	(377,570)	(185,735)	(98,500)
Total restricted stock units outstanding, end of period (in shares)																																																																																												1,092,581	1,179,709	1,271,984	857,719	44,020	52,286		1,092,581	1,179,709	1,271,984	857,719	216,831	258,164	10,750	21,545	865,000	900,000
Weighted- Average Grant Date Fair Value
Total restricted stock units outstanding, beginning of period (in dollars per share)																																																																																												$ 23.11	$ 22.06	$ 25.04	$ 24.88				$ 22.90	$ 23.11	$ 22.06	$ 25.04
Vested (in dollars per share)																																																																																												$ 22.94	$ 11.09		$ 22.76
Forfeited and cancelled (in dollars per share)																																																																																												$ 26.20	$ 26.23	$ 23.07	$ 23.33
Total restricted stock units outstanding, end of period (in dollars per share)																																																																																												$ 22.90	$ 23.11	$ 22.06	$ 25.04				$ 22.90	$ 23.11	$ 22.06	$ 25.04
2005 LTIP Terms
Vesting period																								7 years
Percentage awards vesting per annum during first four years																								10.00%
Percentage awards vesting per annum after first four years																								20.00%
Unrecognized non-cash stock-based compensation expense
Total																						36,940	38,213		31,296	31,300	5,644	6,913
Vested Portion																						29,734	27,846		25,107	22,768	4,627	5,078
Share-based compensation additional disclosures
Tax benefit from stock awards exercised																																																	9,787	5,614	11,530	6,409	9,786	1,665	1,116
Portion vested (as a percent)																													70.00%		70.00%		45.00%
Remaining portion to meet vesting condition (as a percent)																													30.00%		30.00%		55.00%
Recognized non-cash stock-based compensation expense
Non-cash stock-based compensation expense recognized	6,757	3,718	28,844	18,860	31,163	15,387	12,227								3,612	1,408	12,029	14,287	19,088	3,255	3,794								2,179	1,495	7,457	14,299	18,944	2,984	3,560			1,433	(87)	4,572	(12)	144	271	234			13,000	3,000
Estimated Remaining Non-Cash, Stock-Based Compensation Expense
Remaining expense estimated to be recognized during 2012																																				1,823									2,128
Estimated contingent expense subsequent to 2012																																				1,915									46,559
Total estimated expense remaining over the term of plan																																				$ 3,738	$ 7,702								$ 48,687	$ 51,420
Black-Scholes option valuation model, assumptions
Risk free interest rate, low end of range (as a percent)																																																	0.41%	1.76%	0.41%	1.76%	0.36%	1.50%	1.70%
Risk free interest rate, high end of range (as a percent)																																																	0.87%	3.18%	1.29%	3.18%	3.18%	2.89%	3.19%
Volatility factor, low end of range (as a percent)																																																	33.15%	31.74%	33.15%	31.74%	31.74%	33.33%	29.72%
Volatility factor, high end of range (as a percent)																																																	38.87%	41.00%	39.34%	41.00%	45.56%	38.63%	45.97%
Expected term of options, low end of range (in years)																																																	3.1	4.7	3.1	4.7	3.6	5.2	3.0
Expected term of options, high end of range (in years)																																																	5.8	10.0	5.9	10.0	10.0	7.5	7.3
Weighted-average fair value of options granted (in dollars per share)																																																								$ 10.72	$ 14.77	$ 12.69	$ 14.77	$ 14.77	$ 8.14	$ 8.29	$ 6.72	$ 11.33	$ 6.72	$ 9.16	$ 8.73	$ 6.83	$ 3.86
Dividend yield percentage																																																			0.00%		0.00%	0.00%	0.00%